Dilutive and Antidilutive Options (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Additional shares	730,000	1,082,000	1,234,000
Antidilutive options	2,602,000	1,249,800	1,642,600